UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number
811-
01608

Franklin High Income Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 9/30

Date of reporting period: 9/30/22

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

ANNUAL REPORT AND SHAREHOLDER LETTER
Franklin High Income
Fund
A Series of Franklin High Income Trust
September 30, 2022
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
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Annual Report
1
Shareholder Letter
Dear Shareholder:
As approved by the Board of Trustees at a meeting held on
December 9, 2021, Franklin High Income Fund’s fiscal year-
end was changed to September 30. Management believes
changing the Fund’s fiscal year-end to align with other funds overseen by the same board will streamline the report review process. The following annual report covers the shortened
fiscal year for the transitional four-month period between the
Fund’s prior fiscal year-end, May 31, 2022, and September
30, 2022. During this period, the U.S. economy contracted
in 2022’s second quarter given a record trade deficit and
a decline in inventory investment. However, household
spending and business fixed investment remained strong,
and unemployment continued to decline.
Inflation increased during the four-month period, influenced by pandemic-related supply and demand imbalances,
higher energy prices, the war in Ukraine and broader
price pressures. To combat high inflation, the U.S. Federal
Reserve (Fed) raised the federal funds target rate at its
June, July, and September meetings, up to a range of
3.00%–3.25%. Additionally, the Fed stated its intention to
continue reducing its U.S. Treasury, government agency
debt and agency mortgage-backed securities holdings, and
anticipated future federal funds rate increases would be
appropriate.
The 10-year Treasury yield, which moves inversely to
price, rose during the four months, given tighter monetary
policy prompted by rising inflation amid ongoing supply
chain disruptions. Most bond valuations declined, and the
difference in yields between corporate bonds and U.S.
Treasuries rose, reflecting investors’ lower-risk preferences.
In this environment, investment-grade bonds, as measured
by the Bloomberg U.S. Aggregate Bond Index, posted a
-6.25% total return, while below investment-grade corporate
bonds, as measured by the Credit Suisse High Yield Index,
posted a -7.01% total return.

We are committed to our long-term perspective and
disciplined investment approach as we conduct a rigorous,
fundamental analysis of securities with a regular emphasis
on investment risk management.
We believe active, professional investment management
serves investors well. We also recognize the important role
of financial professionals in today’s markets and encourage
investors to continue to seek their advice. Amid changing
markets and economic conditions, we are confident investors
with a well-diversified portfolio and a patient, long-term
outlook should be well positioned for the years ahead.
In addition, Franklin High Income Fund’s annual report
includes more detail about prevailing conditions and a
discussion about investment decisions during the period.
Please remember all securities markets fluctuate, as do
mutual fund share prices.
We thank you for investing with Franklin Templeton, welcome
your questions and comments, and look forward to serving
your future investment needs.
Sincerely,
Sonal Desai, Ph.D.
Executive Vice President,
Chief Investment Officer of Franklin Templeton Fixed Income
This letter reflects our analysis and opinions as of
September 30, 2022, unless otherwise indicated. The
information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

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Annual Report

Contents
Annual Report
Franklin High Income Fund 3
Performance Summary 6
Your Fund’s Expenses 9
Financial Highlights and Schedule of Investments 10
Financial Statements 28
Notes to Financial Statements 32
Report of Independent Registered
Public Accounting Firm 45
Tax Information 46
Board Members and Officers 47
Shareholder Information 52
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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Annual Report
ANNUAL REPORT
Franklin High Income Fund
As approved by the Board of Trustees at a meeting held
on December 9, 2021, Franklin High Income Fund’s fiscal
year-end was changed to September 30, 2022. This annual
report for Franklin High Income Fund covers the shortened
fiscal year for the transitional 4-month period between the
Fund’s prior fiscal year-end, May 31, 2022, and September
30, 2022.
Your Fund’s Goal and Main Investments
The Fund seeks to earn a high level of current income. Its
secondary goal is to seek capital appreciation to the extent it is possible and consistent with the Fund’s principal goal. The
Fund normally invests predominantly in high yield, lower-
rated debt securities including bonds, notes, debentures,
convertible securities, and senior and subordinated debt
securities. The Fund may also invest in preferred stocks.
Performance Overview
The Fund’s Class A shares posted a -7.03% cumulative total
return for the four months under review. In comparison, the
Fund’s primary benchmark, the ICE BofA U.S. High Yield
Constrained Index, which tracks the performance of U.S.
dollar-denominated below investment-grade corporate debt
publicly issued in the U.S. domestic market, posted a -7.44%
cumulative total return.
1
The Fund’s peers posted a -7.16%
cumulative total return, as measured by the Lipper High
Yield Funds Classification Average, which consists of funds
chosen by Lipper that aim at high relative current yield from fixed income securities.
2
You can find more of the Fund’s
performance data in the Performance Summary beginning
on page 6 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Economic and Market Overview
The U.S. bond market, as measured by the Bloomberg U.S.
Aggregate Bond Index, posted a -6.25% total return for the
four months ended September 30, 2022.
1
High inflation amid
a strong labor market led to significantly tighter monetary
policy, reducing the value of most bonds. Geopolitical
instability disrupted financial markets amid the ongoing war in Ukraine, adding to the uncertainty surrounding the course of the global economy. The yield curve continued to narrow,
inverting during the period as investors became increasingly concerned about the economic outlook.
In an effort to control inflation, the U.S. Federal Reserve
(Fed) continued to raise the federal funds target rate.
The Fed raised the federal funds rate at each of its three
meetings during the period to end at a range of 3.00%–
3.25%. The Fed noted in its September 2022 meeting that
inflation remained elevated amid robust job growth and low
unemployment. In order to achieve its goal of 2% long-run
inflation, the Fed stated it anticipates making additional
increases to the federal funds target rate. Furthermore, the
Fed indicated it would continue to reduce its U.S. Treasury
(UST) and agency mortgage-backed security holdings.
UST bonds, as measured by the Bloomberg U.S. Treasury
Index, posted a -5.19% total return for the four-month
period.
1
The 10-year UST yield (which moves inversely
to price) grew amid high inflation and the Fed’s tightening
monetary stance. Mortgage-backed securities (MBS), as
measured by the Bloomberg U.S. MBS Index, posted a
-6.87% total return for the period as mortgage rates rose to the highest level in over a decade.
1
Portfolio Composition
9/30/22
% of Total Net
Assets
Corporate Bonds 91.8%
Senior Floating Rate Interests 2.6%
Other 0.7%
Short-Term Investments & Other Net Assets 4.9%
1. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.
2. Source: Lipper, a Thomson Reuters Company. For the four-month period ended 9/30/22, this category consisted of 544 funds. Lipper calculations do not include sales charges or expense subsidization by a fund’s manager. Fund performance relative to the average may have differed if these or other factors had been considered.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
16
.

Franklin High Income Fund

franklintempleton.com
Annual Report
Corporate bond prices also declined, constrained by
inflation, rising interest rates and concerns about the impact of elevated interest rates on corporate borrowing costs and
the wider economy. Corporate yield spreads, a measure
of the difference in yields between corporate bonds and
similarly-dated USTs, rose, reflecting investors’ increased
risk-aversion preferences. In this environment, high-
yield corporate bonds, as represented by the Bloomberg
U.S. Corporate High Yield Bond Index, posted a -7.34%
total return, while investment-grade corporate bonds, as
represented by the Bloomberg U.S. Corporate Bond Index,
posted a -7.72% total return.
1
Investment Strategy
We are research driven, fundamental investors who
rely on our team of analysts to provide in-depth industry
expertise and use qualitative and quantitative analysis
to evaluate security issuers. As bottom-up investors, we
focus primarily on individual securities but consider sectors when choosing investments and, from time to time, may
have significant investments in certain sectors. In selecting securities, we do not rely principally on the ratings assigned by rating agencies, but perform our own independent
investment analysis to evaluate the creditworthiness of
the issuer. We consider a variety of factors, including the
issuer’s experience and managerial strength, its sensitivity to economic conditions, and its current and prospective
financial condition.
Manager’s Discussion
Since the beginning of 2022, escalating geopolitical risks
around the Russia-Ukraine war and fears that the Fed’s
aggressive interest-rate stance could push the economy
into a recession have resulted in persistent volatility. As
spreads widened and U.S. Treasury yields increased, the
HY asset class experienced negative returns. Despite the
fundamental challenges, it is worth noting that we believe HY credit fundamentals are entering this turbulent period from
a position of strength, with healthy net leverage and robust interest coverage as readily accessible capital markets in the past several years enabled most issuers to build up liquidity reserves. With the Fed actively seeking to slow the economy
to combat inflation, we continue to be cautious of issuers
or industries that are facing secular declines or heightened competitive pressures, as well as companies with minimal
cash flow generation relative to their debt obligations.
Based on benchmark index data, HY spreads generally
widened and most segments of the HY market posted
negative absolute returns for the performance period under
review. BB rated bonds performed better than B and CCC
rated bonds, while all posted negative returns. From an
industry standpoint, energy stood out as a key performer,
followed by metals/minerals. In this challenging environment, the Fund performed better than its benchmark.
Performance benefited from industry positioning, in
particular an overweighted exposure to energy and utility
and underweighted exposure to media cable. Partially
offsetting these positives were overweighted exposure to the health care and chemicals industries, which detracted from
performance.
The Fund held only cash bonds during the period (for
the bond portion of the portfolio) and had no exposure to
derivatives.
Top 10 Holdings
9/30/22
Company
Industry , Country
% of Total
Net Assets
a a
Tenet Healthcare Corp. 1.6%
Health Care Providers & Services, United States
Mauser Packaging Solutions Holding Co. 1.5%
Containers & Packaging, United States
Occidental Petroleum Corp. 1.4%
Oil, Gas & Consumable Fuels, United States
Cheniere Energy Partners LP 1.4%
Oil, Gas & Consumable Fuels, United States
CCO Holdings LLC / CCO Holdings Capital
Corp. 1.3%
Diversified Telecommunication Services, United
States
Martin Midstream Partners LP / Martin
Midstream Finance Corp. 1.3%
Oil, Gas & Consumable Fuels, United States
Crestwood Midstream Partners LP / Crestwood
Midstream Finance Corp. 1.3%
Oil, Gas & Consumable Fuels, United States
Centene Corp. 1.1%
Health Care Providers & Services, United States
Royal Caribbean Cruises Ltd. 1.0%
Hotels, Restaurants & Leisure, United States
Vistra Operations Co. LLC 1.0%
Electric Utilities, United States

Franklin High Income Fund

franklintempleton.com
Annual Report
Thank you for your continued participation in Franklin
High Income Fund. We look forward to serving your future
investment needs.
Glenn I. Voyles, CFA
Bryant Dieffenbacher, CFA
S. James McGiveran III, CFA, CPA, FRM
Patricia O’Connor, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of September 30, 2022, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
CFA
®
is a trademark owned by CFA Institute.
FRM
®
is a trademark owned by Global Association of Risk Professionals (GARP).

Performance Summary as of September 30, 2022
Franklin High Income Fund

franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 9 /3 0 /22
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4,5
4-Month -7.03% -10.51%
1-Year -13.66% -16.90%
5-Year +5.58% +0.32%
10-Year +32.91% +2.49%
Advisor
4-Month -6.86% -6.86%
1-Year -13.29% -13.29%
5-Year +7.91% +1.53%
10-Year +36.84% +3.19%
30-Day Standardized Yield
7
Share Class
Distribution
Rate

(with fee
waiver)
(without fee
waiver)
A 5.55% 7.60% 7.59%
Advisor 6.00% 8.14% 8.12%
See page 8 for Performance Summary footnotes.

Franklin High Income Fund
Performance Summary

franklintempleton.com
Annual Report
See page 8 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class A
(9/30/12–9/30/22)
Advisor Class
(9/30/12–9/30/22)

Franklin High Income Fund
Performance Summary

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Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. The risks associated with higher-yielding, lower-rated securities include higher risk of default and loss of principal. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. In addition, interest rate movements will affect the Fund’s share price and yield. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Investment in foreign securities also involves special risks, including currency fluctuations, and politi-
cal and economic uncertainty. The manager’s portfolio selection strategy is not solely based on ESG considerations, and therefore the issuers in which the Fund invests may not be considered ESG-focused companies. Integrating ESG considerations into the investment process is not a guarantee that better performance will be achieved. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. The total annual operating expenses are sourced from the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
6. Distribution rate is based on an annualization of the respective class’s September dividend and the maximum offering price (NAV for Advisor class) per share on 9/30/22.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Source: Morningstar. The ICE BofA U.S. High Yield Constrained Index tracks the performance of U.S. dollar-denominated below investment-grade corporate debt publicly issued in the U.S. domestic market.
9. Source: Lipper, a Thomson Reuters Company. The Lipper High Yield Funds Classification Average is calculated by averaging the total returns of funds within the Lipper
High Yield Funds classification in the Lipper Open-End underlying funds universe for the period indicated. Lipper High Yield Funds are defined as funds that aim at high
(relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower grade debt issues. For the four-month period ended
9/30/22, there were 544 funds in this category. Lipper calculations do not include sales charges.
10. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(6/1/22–9/30/22)
Share Class
Net Investment
Income
A $0.0322
A1 $0.0329
C $0.0299
R $0.0308
R6 $0.0342
Advisor $0.0337
Total Annual Operating Expenses
10
Share Class
A 0.87%
Advisor 0.62%

Your Fund’s Expenses
Franklin High Income Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. 6/1/22 for Actual; 4/1/22 for Hypothetical.
2. Expenses are equal to the annualized expense ratio for the six-month period as indicated above --in the far right column --multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period for Hypothetical expenses. For Actual expenses, the multiplier is 122/365 to reflect the number of days during the period.
3. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value
1
Ending
Account
Value 9/30/22
Expenses
Paid During
Period
6/1/22–9/30/22
2,3
Ending
Account
Value 9/30/22
Expenses
Paid During
Period
4/1/22–9/30/22
2,3
a
Net
Annualized
Expense
Ratio
3
A $1,000 $929.70 $2.81 $1,022.16 $4.41 0.87%
A1 $1,000 $931.00 $2.48 $1,023.00 $3.90 0.77%
C $1,000 $924.70 $4.08 $1,020.82 $6.43 1.27%
R $1,000 $925.60 $3.60 $1,021.32 $5.68 1.12%
R6 $1,000 $925.80 $1.61 $1,023.40 $2.54 0.50%
Advisor $1,000 $931.40 $2.00 $1,023.00 $3.14 0.62%

Franklin High Income Trust
Financial Highlights
Franklin High Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Period Ended
September 30,
2022
a
Year Ended May 31,
Year Ended
May 31, 2019
b
2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ................. $1.69 $1.87 $1.72 $1.80 $1.84
Income from investment operations
c
:
Net investment income
d
......................... 0.03 0.08 0.09 0.09 0.07
Net realized and unrealized gains (losses) ........... (0.15) (0.17) 0.16 (0.07) (0.03)
Total from investment operations .................... (0.12) (0.09) 0.25 0.02 0.04
Less distributions from:
Net investment income .......................... (0.03) (0.09) (0.10) (0.10) (0.08)
Net asset value, end of period ...................... $1.54 $1.69 $1.87 $1.72 $1.80
Total return
e
................................... (7.03)% (5.15)% 14.52% 0.88% 2.17%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ...... 0.88% 0.87% 0.86% 0.86% 0.87%
Expenses net of waiver and payments by affiliates
g
...... 0.87% 0.87%
h
0.85% 0.86%
h
0.86%
Net investment income ........................... 6.02% 4.66% 5.10% 5.19% 5.27%
Supplemental data
Net assets, end of period (000’s) .................... $642,620 $689,210 $553,316 $309,844 $182,551
Portfolio turnover rate ............................ 4.96% 31.57% 55.37% 38.87% 25.48%
a
For the period June 1, 2022 to September 30, 2022.
b
For the period September 10, 2018 (effective date) to May 31, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin High Income Trust
Financial Highlights
Franklin High Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Period Ended
September 30,
2022
a
Year Ended May 31,
2022 2021 2020 2019 2018
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $1.71 $1.88 $1.73 $1.81 $1.82 $1.91
Income from investment operations
b
:
Net investment income
c
............. 0.03 0.09 0.10 0.10 0.10 0.10
Net realized and unrealized gains (losses) (0.15) (0.17) 0.15 (0.08) (0.01) (0.09)
Total from investment operations ........ (0.12) (0.08) 0.25 0.02 0.09 0.01
Less distributions from:
Net investment income .............. (0.03) (0.09) (0.10) (0.10) (0.10) (0.10)
Net asset value, end of period .......... $1.56 $1.71 $1.88 $1.73 $1.81 $1.82
Total return
d
....................... (6.90)% (4.51)% 14.52% 0.95% 5.35% 0.68%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.78% 0.77% 0.76% 0.76% 0.77% 0.78%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.77% 0.76% 0.76%
g
0.76%
g
0.76% 0.77%
Net investment income ............... 6.12% 4.74% 5.18% 5.29% 5.37% 5.26%
Supplemental data
Net assets, end of period (000’s) ........ $1,311,893 $1,483,888 $1,758,443 $1,759,206 $2,054,455 $2,356,528
Portfolio turnover rate ................ 4.96% 31.57% 55.37% 38.87% 25.48% 23.33%
a
For the period June 1, 2022 to September 30, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin High Income Trust
Financial Highlights
Franklin High Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Period Ended
September 30,
2022
a
Year Ended May 31,
2022 2021 2020 2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $1.74 $1.91 $1.76 $1.83 $1.85 $1.93
Income from investment operations
b
:
Net investment income
c
............. 0.03 0.08 0.09 0.09 0.09 0.09
Net realized and unrealized gains (losses) (0.16) (0.17) 0.15 (0.07) (0.01) (0.08)
Total from investment operations ........ (0.13) (0.09) 0.24 0.02 0.08 0.01
Less distributions from:
Net investment income .............. (0.03) (0.08) (0.09) (0.09) (0.10) (0.09)
Net asset value, end of period .......... $1.58 $1.74 $1.91 $1.76 $1.83 $1.85
Total return
d
....................... (7.53)% (4.93)% 13.69% 0.99% 4.17% 0.70%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.28% 1.26% 1.26% 1.26% 1.27% 1.28%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.27% 1.26%
g
1.26%
g
1.26%
g
1.26% 1.27%
Net investment income ............... 5.63% 4.22% 4.68% 4.79% 4.87% 4.76%
Supplemental data
Net assets, end of period (000’s) ........ $98,923 $119,630 $220,646 $251,930 $304,072 $460,201
Portfolio turnover rate ................ 4.96% 31.57% 55.37% 38.87% 25.48% 23.33%
a
For the period June 1, 2022 to September 30, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin High Income Trust
Financial Highlights
Franklin High Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Period Ended
September 30,
2022
a
Year Ended May 31,
2022 2021 2020 2019 2018
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $1.75 $1.92 $1.77 $1.84 $1.86 $1.94
Income from investment operations
b
:
Net investment income
c
............. 0.03 0.08 0.09 0.09 0.09 0.09
Net realized and unrealized gains (losses) (0.16) (0.17) 0.15 (0.07) (0.01) (0.07)
Total from investment operations ........ (0.13) (0.09) 0.24 0.02 0.08 0.02
Less distributions from:
Net investment income .............. (0.03) (0.08) (0.09) (0.09) (0.10) (0.10)
Net asset value, end of period .......... $1.59 $1.75 $1.92 $1.77 $1.84 $1.86
Total return ........................ (7.44)% (4.75)% 13.78% 1.14% 4.31% 0.84%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.13% 1.12% 1.11% 1.11% 1.12% 1.13%
Expenses net of waiver and payments by
affiliates
e
.......................... 1.12% 1.11% 1.11%
f
1.11%
f
1.11% 1.12%
Net investment income ............... 5.77% 4.39% 4.83% 4.94% 5.02% 4.91%
Supplemental data
Net assets, end of period (000’s) ........ $57,909 $64,250 $74,532 $77,148 $101,783 $127,333
Portfolio turnover rate ................ 4.96% 31.57% 55.37% 38.87% 25.48% 23.33%
a
For the period June 1, 2022 to September 30, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin High Income Trust
Financial Highlights
Franklin High Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Period Ended
September 30,
2022
a
Year Ended May 31,
2022 2021 2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $1.71 $1.88 $1.73 $1.80 $1.82 $1.90
Income from investment operations
b
:
Net investment income
c
............. 0.03 0.09 0.10 0.10 0.10 0.11
Net realized and unrealized gains (losses) (0.16) (0.17) 0.15 (0.07) (0.01) (0.08)
Total from investment operations ........ (0.13) (0.08) 0.25 0.03 0.09 0.03
Less distributions from:
Net investment income .............. (0.03) (0.09) (0.10) (0.10) (0.11) (0.11)
Net asset value, end of period .......... $1.55 $1.71 $1.88 $1.73 $1.80 $1.82
Total return ........................ (7.42)% (4.24)% 14.82% 1.80% 5.05% 1.48%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.55% 0.55% 0.54% 0.55% 0.55% 0.51%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.50% 0.51% 0.51% 0.50% 0.50% 0.48%
Net investment income ............... 6.39% 5.01% 5.39% 5.55% 5.63% 5.55%
Supplemental data
Net assets, end of period (000’s) ........ $90,344 $98,282 $88,257 $66,681 $64,681 $68,312
Portfolio turnover rate ................ 4.96% 31.57% 55.37% 38.87% 25.48% 23.33%
a
For the period June 1, 2022 to September 30, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin High Income Trust
Financial Highlights
Franklin High Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Period Ended
September 30,
2022
a
Year Ended May 31,
2022 2021 2020 2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $1.71 $1.88 $1.73 $1.81 $1.83 $1.91
Income from investment operations
b
:
Net investment income
c
............. 0.03 0.09 0.10 0.10 0.10 0.10
Net realized and unrealized gains (losses) (0.15) (0.17) 0.15 (0.08) (0.01) (0.07)
Total from investment operations ........ (0.12) (0.08) 0.25 0.02 0.09 0.03
Less distributions from:
Net investment income .............. (0.03) (0.09) (0.10) (0.10) (0.11) (0.11)
Net asset value, end of period .......... $1.56 $1.71 $1.88 $1.73 $1.81 $1.83
Total return ........................ (6.86)% (4.37)% 14.68% 1.12% 4.92% 1.36%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.63% 0.62% 0.61% 0.61% 0.62% 0.63%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.62% 0.61% 0.61%
f
0.61%
f
0.61% 0.62%
Net investment income ............... 6.32% 4.89% 5.34% 5.44% 5.52% 5.41%
Supplemental data
Net assets, end of period (000’s) ........ $257,358 $353,786 $341,889 $299,110 $320,010 $356,721
Portfolio turnover rate ................ 4.96% 31.57% 55.37% 38.87% 25.48% 23.33%
a
For the period June 1, 2022 to September 30, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Ratios are annualized for periods less than one year.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin High Income Trust
Schedule of Investments, September 30, 2022
Franklin High Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.4%
Oil, Gas & Consumable Fuels 0.4%
a
Amplify Energy Corp. .................................. United States 8,816 $ 57,921
Birch Permian Holdings, Inc. ............................. United States 690,410 10,321,629
California Resources Corp. .............................. United States 1,425 54,763
Chesapeake Energy Corp. .............................. United States 6,871 647,317
a,b,c
Nine Point Energy Holdings, Inc. .......................... United States 46,695,277 —
a,b,c
Riviera Resources, Inc. ................................. United States 149,317 —
11,081,630
Total Common Stocks (Cost $61,105,049) ......................................
11,081,630
Warrants
Warrants 0.1%
Metals & Mining 0.0%
†
a
Alpha Metallurgical Resources, Inc., 7/26/23 ................. United States 5,033 546,307
Oil, Gas & Consumable Fuels 0.1%
a,b
Battalion Oil Corp., A, 10/08/22 ........................... United States 21,046 —
a,b
Battalion Oil Corp., B, 10/08/22 ........................... United States 26,308 —
a,b
Battalion Oil Corp., C, 10/08/22 ........................... United States 33,825 —
a
California Resources Corp., 10/27/24 ...................... United States 3,278 34,091
a,b
Chaparral Energy, Inc., 10/01/24 .......................... United States 13 —
a,b
Chaparral Energy, Inc., 10/01/25 .......................... United States 13 —
a
Chesapeake Energy Corp., 2/09/26 ........................ United States 12,966 953,196
987,287
Total Warrants (Cost $5,562,809) ..............................................
1,533,594
Principal
Amount
*
Convertible Bonds 0.0%
†
Wireless Telecommunication Services 0.0%
†
d,e,f
Digicel Group Holdings Ltd. , Sub. Bond , 144A, PIK, 7% , Perpetual Bermuda 435,937 60,777
Total Convertible Bonds (Cost $121,067) .......................................
60,777
Corporate Bonds 91.8%
Airlines 1.4%
f
American Airlines Inc / AAdvantage Loyalty IP Ltd. ,
Senior Secured Note, 144A, 5.5%, 4/20/26 ................ United States 17,000,000 15,994,195
Senior Secured Note, 144A, 5.75%, 4/20/29 ............... United States 2,000,000 1,748,550
f
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note , 144A,
4.75% , 10/20/28 ..................................... United States 10,200,000 9,513,779
f
United Airlines, Inc. ,
Senior Secured Note, 144A, 4.375%, 4/15/26 .............. United States 2,700,000 2,414,448
Senior Secured Note, 144A, 4.625%, 4/15/29 .............. United States 5,500,000 4,564,835
34,235,807
Auto Components 1.7%
f
Allison Transmission, Inc. , Senior Bond , 144A, 3.75% , 1/30/31 ... United States 5,400,000 4,150,116
f
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 .......................................... United States 16,500,000 11,918,001
Goodyear Tire & Rubber Co. (The) ,
Senior Note, 9.5%, 5/31/25 ............................ United States 9,100,000 9,456,219
Senior Note, 5%, 7/15/29 ............................. United States 15,000,000 12,271,875
f
Real Hero Merger Sub 2, Inc. , Senior Note , 144A, 6.25% , 2/01/29 . United States 7,000,000 5,064,150
42,860,361

Franklin High Income Trust
Schedule of Investments
Franklin High Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Automobiles 0.7%
f
Jaguar Land Rover Automotive plc , Senior Note , 144A, 5.5% ,
7/15/29 ........................................... United Kingdom 25,000,000 $ 17,450,250
Banks 0.6%
e
JPMorgan Chase & Co. , R , Junior Sub. Bond , 6% to 7/31/23, FRN
thereafter , Perpetual ................................. United States 15,000,000 14,662,500
Beverages 0.4%
f
Primo Water Holdings, Inc. , Senior Note , 144A, 4.375% , 4/30/29 .. Canada 11,500,000 9,371,245
Biotechnology 0.5%
f
Horizon Therapeutics USA, Inc. , Senior Note , 144A, 5.5% , 8/01/27 United States 13,000,000 12,179,830
Building Products 2.6%
f
Advanced Drainage Systems, Inc. , Senior Note , 144A, 6.375% ,
6/15/30 ........................................... United States 9,100,000 8,838,193
f
Camelot Return Merger Sub, Inc. , Senior Secured Note , 144A,
8.75% , 8/01/28 ..................................... United States 15,400,000 12,713,653
f
Cornerstone Building Brands, Inc. , Senior Note , 144A, 6.125% ,
1/15/29 ........................................... United States 2,000,000 1,119,888
f
Eco Material Technologies, Inc. , Senior Secured Note , 144A,
7.875% , 1/31/27 ..................................... United States 10,500,000 9,318,160
f
JELD-WEN, Inc. ,
Senior Note, 144A, 4.625%, 12/15/25 .................... United States 7,600,000 6,170,250
Senior Note, 144A, 4.875%, 12/15/27 .................... United States 7,800,000 5,587,335
f
Oscar AcquisitionCo LLC / Oscar Finance, Inc. , Senior Note , 144A,
9.5% , 4/15/30 ...................................... United States 2,800,000 2,348,528
f
Standard Industries, Inc. ,
Senior Bond, 144A, 5%, 2/15/27 ........................ United States 5,000,000 4,436,350
Senior Bond, 144A, 4.75%, 1/15/28 ...................... United States 9,200,000 7,794,746
Senior Bond, 144A, 4.375%, 7/15/30 ..................... United States 6,800,000 5,218,388
63,545,491
Capital Markets 0.2%
f
Jane Street Group / JSG Finance, Inc. , Senior Secured Note , 144A,
4.5% , 11/15/29 ...................................... United States 5,700,000 4,910,008
Chemicals 3.7%
d,f
Anagram International, Inc. / Anagram Holdings LLC , Secured Note ,
144A, PIK, 10% , 8/15/26 .............................. United States 1,706,906 1,664,924
f
ASP Unifrax Holdings, Inc. ,
Senior Note, 144A, 7.5%, 9/30/29 ....................... United States 4,200,000 2,780,253
Senior Secured Note, 144A, 5.25%, 9/30/28 ............... United States 5,500,000 4,236,347
f
Axalta Coating Systems LLC , Senior Note , 144A, 3.375% , 2/15/29 United States 3,600,000 2,827,728
f
Braskem Idesa SAPI , Senior Secured Bond , 144A, 6.99% , 2/20/32 Mexico 4,100,000 2,747,000
f
Consolidated Energy Finance SA , Senior Note , 144A, 5.625% ,
10/15/28 .......................................... Switzerland 12,700,000 10,216,251
f
CVR Partners LP / CVR Nitrogen Finance Corp. , Senior Secured
Note , 144A, 6.125% , 6/15/28 ........................... United States 6,300,000 5,494,553
f
Diamond BC BV , Senior Note , 144A, 4.625% , 10/01/29 ......... United States 4,100,000 2,860,980
f
Element Solutions, Inc. , Senior Note , 144A, 3.875% , 9/01/28 ..... United States 13,500,000 10,898,348
f
GPD Cos., Inc. , Senior Secured Note , 144A, 10.125% , 4/01/26 ... United States 19,500,000 17,795,439
f
Ingevity Corp. , Senior Note , 144A, 3.875% , 11/01/28 ........... United States 9,000,000 7,453,260
d,f
Kobe US Midco 2, Inc. , Senior Note , 144A, PIK, 9.25% , 11/01/26 .. United States 4,800,000 3,816,000
f
Rain CII Carbon LLC / CII Carbon Corp. , Secured Note , 144A,
7.25% , 4/01/25 ..................................... United States 10,800,000 9,511,112
f
Vibrantz Technologies, Inc. , Senior Note , 144A, 9% , 2/15/30 ..... United States 11,800,000 7,703,949
90,006,144

Franklin High Income Trust
Schedule of Investments
Franklin High Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Commercial Services & Supplies 1.8%
f
Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas
LuxCo 4 SARL , Senior Secured Note , 144A, 4.625% , 6/01/28 .. United States 2,600,000 $ 1,966,783
f
APX Group, Inc. , Senior Note , 144A, 5.75% , 7/15/29 ........... United States 15,300,000 12,128,922
f
Nielsen Finance LLC / Nielsen Finance Co. ,
Senior Bond, 144A, 4.75%, 7/15/31 ...................... United States 4,100,000 4,025,462
Senior Note, 144A, 4.5%, 7/15/29 ....................... United States 17,600,000 17,566,561
f
Prime Security Services Borrower LLC / Prime Finance, Inc. , Senior
Secured Note , 144A, 3.375% , 8/31/27 .................... United States 11,100,000 9,349,419
45,037,147
Communications Equipment 0.4%
f
CommScope Technologies LLC , Senior Note , 144A, 6% , 6/15/25 .. United States 1,635,000 1,455,035
f
CommScope , Inc. , Senior Note , 144A, 7.125% , 7/01/28 ......... United States 11,700,000 9,056,973
10,512,008
Construction & Engineering 0.5%
f
Arcosa , Inc. , Senior Note , 144A, 4.375% , 4/15/29 ............. United States 5,400,000 4,598,397
f
VM Consolidated, Inc. , Senior Note , 144A, 5.5% , 4/15/29 ....... United States 8,800,000 7,582,863
12,181,260
Consumer Finance 1.4%
OneMain Finance Corp. ,
Senior Bond, 5.375%, 11/15/29 ......................... United States 7,600,000 5,902,350
Senior Note, 6.625%, 1/15/28 .......................... United States 10,400,000 8,947,276
f
PRA Group, Inc. , Senior Note , 144A, 5% , 10/01/29 ............ United States 5,000,000 4,061,085
f
PROG Holdings, Inc. , Senior Note , 144A, 6% , 11/15/29 ......... United States 18,600,000 14,904,180
33,814,891
Containers & Packaging 4.4%
f
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. ,
Senior Note, 144A, 5.25%, 8/15/27 ...................... United States 8,100,000 5,085,707
Senior Secured Note, 144A, 5.25%, 4/30/25 ............... United States 11,400,000 10,679,748
f
Mauser Packaging Solutions Holding Co. ,
Senior Note, 144A, 7.25%, 4/15/25 ...................... United States 30,000,000 26,432,550
Senior Secured Note, 144A, 8.5%, 4/15/24 ................ United States 10,500,000 10,027,500
f
OI European Group BV , Senior Note , 144A, 4.75% , 2/15/30 ...... United States 9,800,000 7,814,177
f
Owens-Brockway Glass Container, Inc. ,
Senior Note, 144A, 5.875%, 8/15/23 ..................... United States 2,680,000 2,649,180
Senior Note, 144A, 6.625%, 5/13/27 ..................... United States 4,961,000 4,505,134
f
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer,
Inc. , Senior Secured Note , 144A, 4.375% , 10/15/28 .......... United States 2,800,000 2,320,696
f
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer
LLC , Senior Secured Note , 144A, 4% , 10/15/27 ............. United States 22,800,000 19,161,063
f
Sealed Air Corp. , Senior Note , 144A, 4% , 12/01/27 ............ United States 13,200,000 11,451,000
f
Trivium Packaging Finance BV ,
Senior Note, 144A, 8.5%, 8/15/27 ....................... Netherlands 2,100,000 1,858,263
Senior Secured Note, 144A, 5.5%, 8/15/26 ................ Netherlands 5,600,000 5,015,860
107,000,878
Diversified Consumer Services 0.5%
Grand Canyon University , 5.125% , 10/01/28 .................
United States 14,300,000 12,973,389
Diversified Financial Services 1.7%
f
Jefferson Capital Holdings LLC , Senior Note , 144A, 6% , 8/15/26 .. United States 17,600,000 14,755,048
f
MPH Acquisition Holdings LLC , Senior Note , 144A, 5.75% , 11/01/28 United States 31,400,000 23,644,514

Franklin High Income Trust
Schedule of Investments
Franklin High Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified Financial Services (continued)
f
Oxford Finance LLC / Oxford Finance Co-Issuer II, Inc. , Senior Note ,
144A, 6.375% , 2/01/27 ................................ United States 3,400,000 $ 3,188,163
41,587,725
Diversified Telecommunication Services 4.0%
f
Altice France Holding SA ,
Senior Note, 144A, 6%, 2/15/28 ........................ Luxembourg 8,100,000 5,155,062
Senior Secured Note, 144A, 10.5%, 5/15/27 ............... Luxembourg 22,400,000 17,596,219
f
Altice France SA , Senior Secured Note , 144A, 5.5% , 1/15/28 .... France 7,500,000 5,950,838
f
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond, 144A, 5.5%, 5/01/26 ....................... United States 2,400,000 2,277,492
Senior Bond, 144A, 5%, 2/01/28 ........................ United States 3,000,000 2,591,895
Senior Bond, 144A, 5.375%, 6/01/29 ..................... United States 10,900,000 9,564,750
Senior Bond, 144A, 4.5%, 8/15/30 ....................... United States 10,500,000 8,329,702
Senior Bond, 144A, 4.25%, 2/01/31 ...................... United States 3,400,000 2,613,716
Senior Note, 144A, 6.375%, 9/01/29 ..................... United States 8,000,000 7,359,520
f
DKT Finance ApS , Senior Secured Note , 144A, 9.375% , 6/17/23 .. Denmark 10,400,000 10,072,400
f
Iliad Holding SASU ,
Senior Secured Note, 144A, 6.5%, 10/15/26 ............... France 5,200,000 4,555,486
Senior Secured Note, 144A, 7%, 10/15/28 ................. France 10,400,000 8,926,944
f
Virgin Media Secured Finance plc , Senior Secured Bond , 144A,
4.5% , 8/15/30 ...................................... United Kingdom 18,500,000 14,471,077
99,465,101
Electric Utilities 1.0%
f
Vistra Operations Co. LLC ,
Senior Note, 144A, 5.625%, 2/15/27 ..................... United States 21,300,000 19,985,470
Senior Secured Note, 144A, 3.7%, 1/30/27 ................ United States 5,700,000 5,055,807
25,041,277
Electrical Equipment 1.1%
f
Sensata Technologies BV , Senior Note , 144A, 4% , 4/15/29 ...... United States 16,500,000 13,689,961
f
Vertiv Group Corp. , Senior Secured Note , 144A, 4.125% , 11/15/28 United States 16,400,000 13,226,846
26,916,807
Electronic Equipment, Instruments & Components 0.3%
f
TTM Technologies, Inc. , Senior Note , 144A, 4% , 3/01/29 ........ United States 9,300,000 7,508,820
Energy Equipment & Services 2.5%
f
CSI Compressco LP / CSI Compressco Finance, Inc. ,
d
Secured Note, 144A, PIK, 10%, 4/01/26 .................. United States 17,833,800 15,598,174
Senior Secured Note, 144A, 7.5%, 4/01/25 ................ United States 7,501,000 6,552,536
f
Nabors Industries Ltd. , Senior Note , 144A, 7.25% , 1/15/26 ...... United States 9,900,000 8,633,335
f
Nabors Industries, Inc. , Senior Note , 144A, 7.375% , 5/15/27 ..... United States 10,300,000 9,527,500
f
Weatherford International Ltd. ,
Senior Note, 144A, 11%, 12/01/24 ....................... United States 706,000 719,393
Senior Note, 144A, 8.625%, 4/30/30 ..................... United States 14,100,000 12,311,398
Senior Secured Note, 144A, 6.5%, 9/15/28 ................ United States 8,600,000 7,752,040
61,094,376
Entertainment 1.6%
f
Banijay Entertainment SASU , Senior Secured Note , 144A, 5.375% ,
3/01/25 ........................................... France 21,900,000 20,631,990
Netflix, Inc. ,
Senior Bond, 4.375%, 11/15/26 ......................... United States 10,200,000 9,645,579
f
Senior Bond, 144A, 5.375%, 11/15/29 .................... United States 3,600,000 3,391,686

Franklin High Income Trust
Schedule of Investments
Franklin High Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Entertainment (continued)
Netflix, Inc., (continued)
f
Senior Note, 144A, 3.625%, 6/15/25 ..................... United States 7,300,000 $ 6,906,123
40,575,378
Equity Real Estate Investment Trusts (REITs) 3.2%
f
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP ,
Senior Note , 144A, 3.75% , 12/15/27 ...................... United States 15,900,000 12,424,019
f
HAT Holdings I LLC / HAT Holdings II LLC , Senior Note , 144A, 6% ,
4/15/25 ........................................... United States 4,900,000 4,620,185
MPT Operating Partnership LP / MPT Finance Corp. ,
Senior Bond, 5.25%, 8/01/26 ........................... United States 14,400,000 13,202,815
Senior Bond, 3.5%, 3/15/31 ............................ United States 16,200,000 11,313,351
f
Necessity Retail REIT, Inc. (The) / American Finance Operating
Partner LP , Senior Note , 144A, 4.5% , 9/30/28 ............... United States 10,200,000 7,623,990
f
RHP Hotel Properties LP / RHP Finance Corp. , Senior Note , 144A,
4.5% , 2/15/29 ...................................... United States 10,000,000 8,309,361
SBA Communications Corp. , Senior Note , 3.875% , 2/15/27 ......
United States 3,200,000 2,843,056
f
VICI Properties LP / VICI Note Co., Inc. ,
Senior Note, 144A, 3.75%, 2/15/27 ...................... United States 8,000,000 7,023,440
Senior Note, 144A, 3.875%, 2/15/29 ..................... United States 7,000,000 5,887,034
f
XHR LP , Senior Secured Note , 144A, 4.875% , 6/01/29 ......... United States 7,300,000 6,033,596
79,280,847
Food Products 1.1%
B&G Foods, Inc. ,
Senior Note, 5.25%, 4/01/25 ........................... United States 9,100,000 7,928,238
Senior Note, 5.25%, 9/15/27 ........................... United States 6,800,000 5,522,994
f
Darling Ingredients, Inc. , Senior Note , 144A, 6% , 6/15/30 ....... United States 3,200,000 3,052,704
f
Pilgrim's Pride Corp. , Senior Bond , 144A, 3.5% , 3/01/32 ........ United States 3,600,000 2,718,720
f
Post Holdings, Inc. , Senior Bond , 144A, 5.5% , 12/15/29 ........ United States 8,600,000 7,447,791
26,670,447
Health Care Equipment & Supplies 1.0%
f
Garden Spinco Corp. , Senior Note , 144A, 8.625% , 7/20/30 ...... United States 9,000,000 9,317,835
f
Medline Borrower LP ,
Senior Note, 144A, 5.25%, 10/01/29 ..................... United States 10,300,000 7,796,379
Senior Secured Note, 144A, 3.875%, 4/01/29 .............. United States 8,200,000 6,587,429
23,701,643
Health Care Providers & Services 4.6%
Centene Corp. ,
Senior Bond, 2.5%, 3/01/31 ............................ United States 15,000,000 11,338,675
Senior Note, 4.25%, 12/15/27 .......................... United States 12,700,000 11,643,677
Senior Note, 4.625%, 12/15/29 ......................... United States 4,300,000 3,874,063
Senior Note, 2.625%, 8/01/31 .......................... United States 1,400,000 1,058,020
f
CHS/Community Health Systems, Inc. ,
Secured Note, 144A, 6.125%, 4/01/30 .................... United States 6,800,000 3,221,500
Senior Secured Note, 144A, 8%, 3/15/26 .................. United States 5,000,000 4,337,287
Senior Secured Note, 144A, 5.625%, 3/15/27 .............. United States 5,900,000 4,550,198
Senior Secured Note, 144A, 8%, 12/15/27 ................. United States 1,200,000 952,158
Senior Secured Note, 144A, 6%, 1/15/29 .................. United States 6,000,000 4,423,480
Senior Secured Note, 144A, 5.25%, 5/15/30 ............... United States 6,500,000 4,540,412
f
DaVita, Inc. , Senior Note , 144A, 4.625% , 6/01/30 ............. United States 16,700,000 12,962,624
HCA, Inc. , Senior Note , 5.375% , 9/01/26 ....................
United States 4,600,000 4,462,602
f
ModivCare Escrow Issuer, Inc. , Senior Note , 144A, 5% , 10/01/29 . United States 8,500,000 6,923,037

Franklin High Income Trust
Schedule of Investments
Franklin High Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
f
Tenet Healthcare Corp. ,
Secured Note, 144A, 6.25%, 2/01/27 ..................... United States 14,500,000 $ 13,564,533
Senior Secured Note, 144A, 4.875%, 1/01/26 .............. United States 5,000,000 4,652,975
Senior Secured Note, 144A, 4.25%, 6/01/29 ............... United States 8,500,000 7,050,282
Senior Secured Note, 144A, 6.125%, 6/15/30 .............. United States 14,600,000 13,411,925
112,967,448
Hotels, Restaurants & Leisure 6.8%
f
1011778 BC ULC / New Red Finance, Inc. , Secured Bond , 144A,
4% , 10/15/30 ....................................... Canada 12,700,000 10,031,476
b,f,g
24 Hour Fitness Worldwide, Inc. , Senior Note , 144A, 8% , 6/01/22 . United States 23,000,000 6,900
f
Boyne USA, Inc. , Senior Note , 144A, 4.75% , 5/15/29 ........... United States 8,600,000 7,216,771
f
Caesars Entertainment, Inc. , Senior Secured Note , 144A, 6.25% ,
7/01/25 ........................................... United States 15,600,000 15,060,552
f
Caesars Resort Collection LLC / CRC Finco , Inc. , Senior Secured
Note , 144A, 5.75% , 7/01/25 ............................ United States 7,000,000 6,763,400
f
Carnival Corp. ,
Senior Note, 144A, 7.625%, 3/01/26 ..................... United States 7,300,000 5,559,059
Senior Note, 144A, 5.75%, 3/01/27 ...................... United States 24,000,000 16,866,600
f
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. ,
Senior Note , 144A, 6.75% , 1/15/30 ....................... United States 10,600,000 8,075,928
f
International Game Technology plc , Senior Secured Note , 144A,
4.125% , 4/15/26 ..................................... United States 3,800,000 3,478,007
f
Motion Bondco DAC , Senior Note , 144A, 6.625% , 11/15/27 ...... United Kingdom 4,400,000 3,732,058
f
NCL Corp. Ltd. , Senior Note , 144A, 5.875% , 3/15/26 ........... United States 5,700,000 4,345,110
f
Papa John's International, Inc. , Senior Note , 144A, 3.875% , 9/15/29 United States 6,000,000 4,802,452
f
Premier Entertainment Sub LLC / Premier Entertainment Finance
Corp. ,
Senior Bond, 144A, 5.875%, 9/01/31 ..................... United States 9,000,000 6,086,835
Senior Note, 144A, 5.625%, 9/01/29 ..................... United States 10,000,000 6,936,200
f
Royal Caribbean Cruises Ltd. ,
Senior Note, 144A, 5.5%, 8/31/26 ....................... United States 11,200,000 8,582,336
Senior Note, 144A, 5.375%, 7/15/27 ..................... United States 5,800,000 4,274,426
Senior Note, 144A, 11.625%, 8/15/27 .................... United States 13,900,000 12,675,062
f
Six Flags Theme Parks, Inc. , Senior Secured Note , 144A, 7% ,
7/01/25 ........................................... United States 3,678,000 3,681,968
f
Station Casinos LLC , Senior Note , 144A, 4.5% , 2/15/28 ........ United States 9,800,000 8,058,362
f
Studio City Finance Ltd. , Senior Note , 144A, 5% , 1/15/29 ....... Macau 21,500,000 9,584,554
f
Wynn Macau Ltd. , Senior Note , 144A, 5.625% , 8/26/28 ......... Macau 8,700,000 5,812,122
f
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Note , 144A, 7.75% , 4/15/25 ............................ United States 15,200,000 14,864,191
166,494,369
Household Durables 1.3%
f
Ashton Woods USA LLC / Ashton Woods Finance Co. ,
Senior Note, 144A, 4.625%, 8/01/29 ..................... United States 13,000,000 9,464,616
Senior Note, 144A, 4.625%, 4/01/30 ..................... United States 8,000,000 5,745,160
KB Home , Senior Note , 7.25% , 7/15/30 .....................
United States 9,000,000 8,178,750
M/I Homes, Inc. , Senior Note , 3.95% , 2/15/30 ................
United States 12,600,000 9,231,075
32,619,601
Independent Power and Renewable Electricity Producers 3.6%
f
Calpine Corp. ,
Senior Note, 144A, 5.125%, 3/15/28 ..................... United States 12,900,000 11,106,146
Senior Secured Note, 144A, 4.5%, 2/15/28 ................ United States 12,200,000 10,774,796

Franklin High Income Trust
Schedule of Investments
Franklin High Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Independent Power and Renewable Electricity Producers (continued)
f
Clearway Energy Operating LLC ,
Senior Bond, 144A, 3.75%, 1/15/32 ...................... United States 8,800,000 $ 6,837,424
Senior Note, 144A, 4.75%, 3/15/28 ...................... United States 10,000,000 8,919,157
Senior Note, 144A, 3.75%, 2/15/31 ...................... United States 7,000,000 5,568,343
f
InterGen NV , Senior Secured Bond , 144A, 7% , 6/30/23 ......... Netherlands 24,800,000 24,142,800
g
Talen Energy Supply LLC , Senior Note , 6.5% , 6/01/25 .......... United States 24,950,000 20,065,940
87,414,606
Insurance 0.3%
f
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer , Senior
Note , 144A, 6.75% , 10/15/27 ........................... United States 6,900,000 5,961,248
CNO Financial Group, Inc. , Senior Note , 5.25% , 5/30/29 ........
United States 2,100,000 1,959,737
7,920,985
Interactive Media & Services 0.2%
f
ZipRecruiter, Inc. , Senior Note , 144A, 5% , 1/15/30 ............. United States 7,400,000 5,989,930
Internet & Direct Marketing Retail 0.5%
f
Match Group Holdings II LLC ,
Senior Note, 144A, 4.625%, 6/01/28 ..................... United States 10,400,000 9,109,100
Senior Note, 144A, 3.625%, 10/01/31 .................... United States 3,300,000 2,496,202
11,605,302
IT Services 2.2%
f
Cablevision Lightpath LLC , Senior Secured Note , 144A, 3.875% ,
9/15/27 ........................................... United States 8,500,000 7,119,785
f
Cogent Communications Group, Inc. ,
Senior Note, 144A, 7%, 6/15/27 ........................ United States 10,000,000 9,417,012
Senior Secured Note, 144A, 3.5%, 5/01/26 ................ United States 7,200,000 6,351,897
f
Gartner, Inc. ,
Senior Note, 144A, 4.5%, 7/01/28 ....................... United States 9,300,000 8,329,126
Senior Note, 144A, 3.625%, 6/15/29 ..................... United States 4,400,000 3,672,482
Senior Note, 144A, 3.75%, 10/01/30 ..................... United States 6,000,000 4,924,499
f
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc. , Senior
Note , 144A, 6% , 2/15/28 .............................. United States 4,500,000 3,496,963
f
Presidio Holdings, Inc. ,
Senior Note, 144A, 8.25%, 2/01/28 ...................... United States 3,700,000 3,195,822
Senior Secured Note, 144A, 4.875%, 2/01/27 .............. United States 7,500,000 6,641,475
53,149,061
Life Sciences Tools & Services 0.1%
f
Charles River Laboratories International, Inc. , Senior Note , 144A,
3.75% , 3/15/29 ..................................... United States 2,400,000 1,999,536
Machinery 0.6%
f
Manitowoc Co., Inc. (The) , Secured Note , 144A, 9% , 4/01/26 .... United States 17,100,000 15,584,684
Media 5.3%
f
Clear Channel International BV , Senior Secured Note , 144A,
6.625% , 8/01/25 ..................................... United Kingdom 3,000,000 2,791,166
f
Clear Channel Outdoor Holdings, Inc. ,
Senior Note, 144A, 7.75%, 4/15/28 ...................... United States 5,700,000 4,313,219
Senior Note, 144A, 7.5%, 6/01/29 ....................... United States 7,800,000 5,667,363
Senior Secured Note, 144A, 5.125%, 8/15/27 .............. United States 7,600,000 6,432,466
CSC Holdings LLC , Senior Bond , 5.25% , 6/01/24 .............
United States 21,000,000 19,453,980
f
Diamond Sports Group LLC / Diamond Sports Finance Co. ,
Secured Note, 144A, 5.375%, 8/15/26 .................... United States 13,300,000 2,663,990

Franklin High Income Trust
Schedule of Investments
Franklin High Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media (continued)
f
Diamond Sports Group LLC / Diamond Sports Finance Co.,
(continued)
Senior Note, 144A, 6.625%, 8/15/27 ..................... United States 11,300,000 $ 833,375
f
Directv Financing LLC / Directv Financing Co-Obligor, Inc. , Senior
Secured Note , 144A, 5.875% , 8/15/27 .................... United States 10,400,000 8,989,500
DISH DBS Corp. ,
Senior Note, 5.875%, 11/15/24 ......................... United States 9,700,000 8,670,976
f
Senior Secured Note, 144A, 5.75%, 12/01/28 .............. United States 10,000,000 7,576,150
f
LCPR Senior Secured Financing DAC , Senior Secured Note , 144A,
6.75% , 10/15/27 ..................................... United States 8,990,000 7,474,061
f
News Corp. , Senior Note , 144A, 3.875% , 5/15/29 ............. United States 4,400,000 3,744,158
f
Outfront Media Capital LLC / Outfront Media Capital Corp. , Senior
Note , 144A, 4.25% , 1/15/29 ............................ United States 8,000,000 6,294,720
f
Sinclair Television Group, Inc. , Senior Bond , 144A, 5.5% , 3/01/30 . United States 13,500,000 9,732,079
f
Sirius XM Radio, Inc. , Senior Note , 144A, 4% , 7/15/28 ......... United States 12,600,000 10,743,894
f
Univision Communications, Inc. ,
Senior Secured Note, 144A, 5.125%, 2/15/25 .............. United States 13,500,000 12,837,083
Senior Secured Note, 144A, 4.5%, 5/01/29 ................ United States 7,900,000 6,460,106
Senior Secured Note, 144A, 7.375%, 6/30/30 .............. United States 5,000,000 4,782,750
129,461,036
Metals & Mining 1.5%
f
Constellium SE , Senior Note , 144A, 3.75% , 4/15/29 ........... United States 16,000,000 11,702,096
f
FMG Resources August 2006 Pty. Ltd. , Senior Bond , 144A, 4.375% ,
4/01/31 ........................................... Australia 9,500,000 7,315,076
f
Novelis Corp. ,
Senior Bond, 144A, 4.75%, 1/30/30 ...................... United States 7,700,000 6,333,481
Senior Bond, 144A, 3.875%, 8/15/31 ..................... United States 2,200,000 1,645,710
Senior Note, 144A, 3.25%, 11/15/26 ..................... United States 1,600,000 1,337,592
f
SunCoke Energy, Inc. , Senior Secured Note , 144A, 4.875% , 6/30/29 United States 12,600,000 9,743,643
38,077,598
Mortgage Real Estate Investment Trusts (REITs) 0.6%
f
Apollo Commercial Real Estate Finance, Inc. , Senior Secured Note ,
144A, 4.625% , 6/15/29 ................................ United States 20,700,000 15,634,710
Oil, Gas & Consumable Fuels 13.3%
f
Antero Resources Corp. ,
Senior Note, 144A, 7.625%, 2/01/29 ..................... United States 4,422,000 4,423,437
Senior Note, 144A, 5.375%, 3/01/30 ..................... United States 4,300,000 3,875,569
f
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note , 144A, 8.125% , 1/15/27 ...................... United States 17,000,000 15,698,480
Cheniere Energy Partners LP ,
Senior Note, 4.5%, 10/01/29 ........................... United States 12,000,000 10,592,340
Senior Note, 4%, 3/01/31 ............................. United States 28,000,000 23,533,720
Cheniere Energy, Inc. , Senior Note , 4.625% , 10/15/28 ..........
United States 9,300,000 8,553,071
f
Chesapeake Energy Corp. ,
Senior Note, 144A, 5.5%, 2/01/26 ....................... United States 2,000,000 1,917,530
Senior Note, 144A, 6.75%, 4/15/29 ...................... United States 13,300,000 12,777,642
Crestwood Midstream Partners LP / Crestwood Midstream Finance
Corp. ,
Senior Note, 5.75%, 4/01/25 ........................... United States 14,000,000 13,302,520
f
Senior Note, 144A, 6%, 2/01/29 ........................ United States 13,700,000 12,280,132
f
Senior Note, 144A, 8%, 4/01/29 ........................ United States 6,000,000 5,787,480
f
CrownRock LP / CrownRock Finance, Inc. , Senior Note , 144A, 5% ,
5/01/29 ........................................... United States 5,100,000 4,512,727

Franklin High Income Trust
Schedule of Investments
Franklin High Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
f
DT Midstream, Inc. ,
Senior Bond, 144A, 4.375%, 6/15/31 ..................... United States 3,900,000 $ 3,222,433
Senior Note, 144A, 4.125%, 6/15/29 ..................... United States 10,800,000 9,149,382
f
Earthstone Energy Holdings LLC , Senior Note , 144A, 8% , 4/15/27 . United States 6,500,000 6,139,250
f
Endeavor Energy Resources LP / EER Finance, Inc. , Senior Bond ,
144A, 5.75% , 1/30/28 ................................. United States 19,100,000 18,209,081
EnLink Midstream LLC ,
Senior Bond, 5.375%, 6/01/29 .......................... United States 2,100,000 1,926,015
f
Senior Note, 144A, 5.625%, 1/15/28 ..................... United States 4,400,000 4,120,864
f
Senior Note, 144A, 6.5%, 9/01/30 ....................... United States 12,200,000 11,941,848
f
EQM Midstream Partners LP , Senior Note , 144A, 7.5% , 6/01/27 .. United States 1,900,000 1,814,063
f
EQT Corp. , Senior Note , 144A, 3.125% , 5/15/26 .............. United States 2,500,000 2,279,665
f
Harbour Energy plc , Senior Note , 144A, 5.5% , 10/15/26 ........ United Kingdom 14,800,000 13,278,856
f
Hilcorp Energy I LP / Hilcorp Finance Co. ,
Senior Bond, 144A, 6%, 2/01/31 ........................ United States 5,000,000 4,350,682
Senior Bond, 144A, 6.25%, 4/15/32 ...................... United States 4,300,000 3,815,261
Senior Note, 144A, 5.75%, 2/01/29 ...................... United States 7,600,000 6,659,919
Senior Note, 144A, 6%, 4/15/30 ........................ United States 4,000,000 3,495,046
f
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ........ United States 12,200,000 11,196,721
f
Martin Midstream Partners LP / Martin Midstream Finance Corp. ,
Secured Note, 144A, 10%, 2/29/24 ...................... United States 3,522,014 3,541,191
Secured Note, 144A, 11.5%, 2/28/25 ..................... United States 28,805,087 28,159,997
d,f,g
Murray Energy Corp. , Secured Note , 144A, PIK, 12% , 4/15/24 ... United States 18,564,500 94,679
Occidental Petroleum Corp. ,
Senior Bond, 6.45%, 9/15/36 ........................... United States 15,200,000 15,237,392
Senior Note, 8.875%, 7/15/30 .......................... United States 17,500,000 19,522,475
Sunoco LP / Sunoco Finance Corp. ,
Senior Note, 6%, 4/15/27 ............................. United States 12,600,000 12,033,189
Senior Note, 4.5%, 5/15/29 ............................ United States 4,600,000 3,824,164
Senior Note, 4.5%, 4/30/30 ............................ United States 10,000,000 8,189,600
f
Venture Global Calcasieu Pass LLC ,
Senior Secured Bond, 144A, 4.125%, 8/15/31 .............. United States 5,900,000 4,906,558
Senior Secured Note, 144A, 3.875%, 8/15/29 .............. United States 5,900,000 5,072,938
f
Viper Energy Partners LP , Senior Note , 144A, 5.375% , 11/01/27 .. United States 8,200,000 7,571,646
327,007,563
Paper & Forest Products 0.2%
f
Glatfelter Corp. , Senior Note , 144A, 4.75% , 11/15/29 ........... United States 8,200,000 4,731,236
Personal Products 0.2%
f
Prestige Brands, Inc. , Senior Note , 144A, 5.125% , 1/15/28 ...... United States 5,300,000 4,779,113
Pharmaceuticals 2.8%
f
1375209 BC Ltd. , Senior Secured Note , 144A, 9% , 1/30/28 ...... Canada 6,021,000 6,005,948
f
Bausch Health Cos., Inc. ,
Secured Note, 144A, 14%, 10/15/30 ..................... United States 2,114,000 1,162,700
Senior Secured Note, 144A, 6.125%, 2/01/27 .............. United States 3,100,000 2,153,880
Senior Secured Note, 144A, 4.875%, 6/01/28 .............. United States 9,800,000 6,334,524
Senior Secured Note, 144A, 11%, 9/30/28 ................. United States 10,692,000 8,660,520
f,g
Endo Dac / Endo Finance LLC / Endo Finco , Inc. ,
Secured Note, 144A, 9.5%, 7/31/27 ...................... United States 7,104,000 1,065,600
Senior Note, 144A, 6%, 6/30/28 ........................ United States 4,473,000 257,197
f,g
Endo Luxembourg Finance Co. I SARL / Endo US, Inc. , Senior
Secured Note , 144A, 6.125% , 4/01/29 .................... United States 4,700,000 3,717,447
f
Organon & Co. / Organon Foreign Debt Co-Issuer BV , Senior
Secured Note , 144A, 4.125% , 4/30/28 .................... United States 19,000,000 16,287,465
f,g
Par Pharmaceutical, Inc. , Senior Secured Note , 144A, 7.5% , 4/01/27 United States 4,273,000 3,385,835

Franklin High Income Trust
Schedule of Investments
Franklin High Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Pharmaceuticals (continued)
Teva Pharmaceutical Finance Netherlands III BV ,
Senior Note, 7.125%, 1/31/25 .......................... Israel 9,300,000 $ 9,067,919
Senior Note, 4.75%, 5/09/27 ........................... Israel 10,600,000 9,015,936
Senior Note, 5.125%, 5/09/29 .......................... Israel 900,000 744,628
67,859,599
Real Estate Management & Development 1.5%
f
Five Point Operating Co. LP / Five Point Capital Corp. , Senior Note ,
144A, 7.875% , 11/15/25 ............................... United States 19,900,000 15,851,811
f
Forestar Group, Inc. , Senior Note , 144A, 3.85% , 5/15/26 ........ United States 11,000,000 9,071,876
f
Howard Hughes Corp. (The) ,
Senior Note, 144A, 5.375%, 8/01/28 ..................... United States 9,200,000 7,648,466
Senior Note, 144A, 4.125%, 2/01/29 ..................... United States 5,700,000 4,415,932
36,988,085
Road & Rail 0.8%
f
First Student Bidco , Inc. / First Transit Parent, Inc. , Senior Secured
Note , 144A, 4% , 7/31/29 .............................. United States 17,600,000 14,296,150
f
Williams Scotsman International, Inc. , Senior Secured Note , 144A,
4.625% , 8/15/28 ..................................... United States 5,000,000 4,384,100
18,680,250
Software 1.4%
f
Camelot Finance SA , Senior Secured Note , 144A, 4.5% , 11/01/26 . United States 14,600,000 13,229,060
f
Condor Merger Sub, Inc. , Senior Note , 144A, 7.375% , 2/15/30 ... United States 9,400,000 7,703,018
f
Rocket Software, Inc. , Senior Note , 144A, 6.5% , 2/15/29 ........ United States 18,500,000 13,727,740
34,659,818
Specialty Retail 2.0%
f
Bath & Body Works, Inc. , Senior Note , 144A, 6.625% , 10/01/30 ... United States 8,700,000 7,584,181
f
Gap, Inc. (The) , Senior Note , 144A, 3.625% , 10/01/29 .......... United States 12,800,000 8,340,288
f
Lithia Motors, Inc. ,
Senior Bond, 144A, 4.375%, 1/15/31 ..................... United States 8,600,000 7,053,505
Senior Note, 144A, 4.625%, 12/15/27 .................... United States 8,600,000 7,482,878
Senior Note, 144A, 3.875%, 6/01/29 ..................... United States 1,500,000 1,206,248
f
Michaels Cos., Inc. (The) ,
Senior Note, 144A, 7.875%, 5/01/29 ..................... United States 15,600,000 9,030,138
Senior Secured Note, 144A, 5.25%, 5/01/28 ............... United States 4,200,000 2,957,283
h
Party City Holdings, Inc. , Senior Secured Note , FRN , 5.75% ,
( 6-month USD LIBOR + 5% ), 7/15/25 ..................... United States 1,851,810 1,082,179
f
Victoria's Secret & Co. , Senior Note , 144A, 4.625% , 7/15/29 ..... United States 5,300,000 4,012,800
48,749,500
Textiles, Apparel & Luxury Goods 0.2%
f
Kontoor Brands, Inc. , Senior Note , 144A, 4.125% , 11/15/29 ...... United States 6,300,000 5,029,160
Thrifts & Mortgage Finance 1.3%
f
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance
Corp. , Senior Note , 144A, 4.75% , 6/15/29 ................. United States 5,700,000 4,276,710
MGIC Investment Corp. , Senior Note , 5.25% , 8/15/28 ..........
United States 8,400,000 7,521,654
Radian Group, Inc. , Senior Note , 6.625% , 3/15/25 .............
United States 14,900,000 14,541,506
f
United Wholesale Mortgage LLC , Senior Note , 144A, 5.5% , 11/15/25 United States 7,100,000 6,203,270
32,543,140
Trading Companies & Distributors 1.3%
f
Ahern Rentals, Inc. , Secured Note , 144A, 7.375% , 5/15/23 ...... United States 13,500,000 9,161,750

Franklin High Income Trust
Schedule of Investments
Franklin High Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Trading Companies & Distributors (continued)
f
H&E Equipment Services, Inc. , Senior Note , 144A, 3.875% , 12/15/28 United States 10,900,000 $ 8,579,445
f
Herc Holdings, Inc. , Senior Note , 144A, 5.5% , 7/15/27 .......... United States 11,800,000 10,643,777
f
WESCO Distribution, Inc. , Senior Note , 144A, 7.25% , 6/15/28 .... United States 4,600,000 4,515,297
32,900,269
Wireless Telecommunication Services 0.9%
Hughes Satellite Systems Corp. , Senior Note , 6.625% , 8/01/26 ...
United States 2,950,000 2,681,673
T-Mobile USA, Inc. ,
Senior Bond, 2.875%, 2/15/31 .......................... United States 9,200,000 7,426,286
Senior Bond, 3.5%, 4/15/31 ............................ United States 5,000,000 4,209,600
Senior Note, 2.625%, 2/15/29 .......................... United States 9,200,000 7,614,702
21,932,261
Total Corporate Bonds (Cost $2,741,083,101) ...................................
2,257,362,490
i
Senior Floating Rate Interests 2.6%
j
Chemicals 1.1%
Hexion Holdings Corp. ,
First Lien, Initial CME Term Loan, 7.413%, (3-month SOFR +
4.5%), 3/15/29 ...................................... United States 8,678,250 7,445,938
Second Lien, Initial CME Term Loan, 10.556%, (1-month SOFR +
7.438%), 3/15/30 .................................... United States 9,279,070 7,655,233
PMHC II, Inc. , Initial CME Term Loan, B , 6.977% , ( 3-month SOFR +
4.25% ), 4/23/29 ..................................... United States 13,100,000 10,631,502
25,732,673
a a a a a a
Health Care Technology 0.4%
j
athenahealth Group, Inc. , Initial CME Term Loan , 6.576% , ( 1-month
SOFR + 3.5% ), 2/15/29 ............................... United States 11,173,446 10,039,341
Hotels, Restaurants & Leisure 0.5%
j
Fertitta Entertainment LLC , Initial CME Term Loan, B , 7.034% ,
( 1-month SOFR + 4% ), 1/27/29 ......................... United States 13,034,500 12,128,863
j
Media 0.2%
Clear Channel Outdoor Holdings, Inc. , Term Loan, B , 6.306% ,
( 3-month USD LIBOR + 3.5% ), 8/21/26 ................... United States 2,954,315 2,647,804
Diamond Sports Group LLC , First Lien, CME Term Loan , 10.695% ,
( 1-month SOFR + 8% ), 5/25/26 ......................... United States 2,650,918 2,558,136
5,205,940
a a a a a a
Software 0.4%
j
McAfee Corp. , CME Term Loan, B1 , 6.362% , ( 1-month SOFR +
3.75% ), 3/01/29 ..................................... United States 10,400,000 9,514,128
Total Senior Floating Rate Interests (Cost $70,361,859) ..........................
62,620,945
Shares
a
Escrows and Litigation Trusts 0.2%
a,b
Alpha Natural Resources, Inc., Escrow Account ............... United States 25,000,000 —
a
Chesapeake Energy Corp., Escrow Account ................. United States 13,700,000 325,375
a,f
Chesapeake Energy Corp., Escrow Account, 144A ............ United States 5,000,000 4,643,717
Total Escrows and Litigation Trusts (Cost $5,450,960) ...........................
4,969,092
Total Long Term Investments (Cost $2,883,684,845) .............................
2,337,628,528
a

Franklin High Income Trust
Schedule of Investments
Franklin High Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Short Term Investments 3.3%
a a
Country Shares
a
Value
a a a
Money Market Funds 3.3%
k,l
Institutional Fiduciary Trust - Money Market Portfolio, 2.42% ..... United States 81,816,490 $ 81,816,490
Total Money Market Funds (Cost $81,816,490) ..................................
81,816,490
Total Short Term Investments (Cost $81,816,490 ) ................................
81,816,490
a
Total Investments (Cost $2,965,501,335) 98.4% ..................................
$2,419,445,018
Other Assets, less Liabilities 1.6% .............................................
39,601,973
Net Assets 100.0% ...........................................................
$2,459,046,991
See Abbreviations on page 44 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 13 regarding fair value measurements.
c
See Note 10 regarding restricted securities.
d
Income may be received in additional securities and/or cash.
e
Perpetual security with no stated maturity date.
f
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2022, the aggregate value of these securities was $1,866,839,278, representing 75.9% of net assets.
g
See Note 7 regarding credit risk and defaulted securities.
h
The coupon rate shown represents the rate at period end.
i
See Note 1(d) regarding senior floating rate interests.
j
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
k
See Note 3(f) regarding investments in affiliated management investment companies.
l
The rate shown is the annualized seven-day effective yield at period end.

Franklin High Income Trust
Financial Statements
Statement of Assets and Liabilities
September 30, 2022
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin High
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $2,883,684,845
Cost - Non-controlled affiliates (Note 3f) ........................................................ 81,816,490
Value - Unaffiliated issuers .................................................................. $2,337,628,528
Value - Non-controlled affiliates (Note 3f) ........................................................ 81,816,490
Cash .................................................................................... 1,240,068
Receivables:
Investment securities sold ................................................................... 9,300,000
Capital shares sold ........................................................................ 413,217
Dividends and interest ..................................................................... 42,749,951
Total assets .......................................................................... 2,473,148,254
Liabilities:
Payables:
Investment securities purchased .............................................................. 7,719,988
Capital shares redeemed ................................................................... 3,490,859
Management fees ......................................................................... 972,362
Distribution fees .......................................................................... 385,963
Transfer agent fees ........................................................................ 635,018
Trustees' fees and expenses ................................................................. 411
Unrealized depreciation on unfunded loan commitments (Note 11 ) ...................................... 192,703
Accrued expenses and other liabilities ........................................................... 703,959
Total liabilities ......................................................................... 14,101,263
Net assets, at value ................................................................. $2,459,046,991
Net assets consist of:
Paid-in capital ............................................................................. $3,747,158,011
Total distributable earnings (losses) ............................................................. (1,288,111,020)
Net assets, at value ................................................................. $2,459,046,991

Franklin High Income Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
September 30, 2022
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin High
Income Fund
Class A:
Net assets, at value ....................................................................... $642,619,584
Shares outstanding ........................................................................ 417,246,876
Net asset value per share
a
.................................................................. $1.54
Maximum offering price per share (net asset value per share ÷ 96.25%) ................................ $1.60
Class A1:
Net assets, at value ....................................................................... $1,311,892,773
Shares outstanding ........................................................................ 842,966,707
Net asset value per share
a
.................................................................. $1.56
Maximum offering price per share (net asset value per share ÷ 96.25%) ................................ $1.62
Class C:
Net assets, at value ....................................................................... $98,923,329
Shares outstanding ........................................................................ 62,592,801
Net asset value and maximum offering price per share
a
............................................. $1.58
Class R:
Net assets, at value ....................................................................... $57,909,468
Shares outstanding ........................................................................ 36,352,628
Net asset value and maximum offering price per share ............................................. $1.59
Class R6:
Net assets, at value ....................................................................... $90,343,598
Shares outstanding ........................................................................ 58,297,708
Net asset value and maximum offering price per share ............................................. $1.55
Advisor Class:
Net assets, at value ....................................................................... $257,358,239
Shares outstanding ........................................................................ 165,473,974
Net asset value and maximum offering price per share ............................................. $1.56
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin High Income Trust
Financial Statements
Statements of Operations
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin High Income Fund
Period Ended
September 30, 2022
a
Year Ended
May 31, 2022
Investment income:
Dividends:
Unaffiliated issuers ....................................................... $5,746,586 $33,145
Non-controlled affiliates (Note 3f) ............................................ 484,925 46,738
Interest:
Unaffiliated issuers ....................................................... 54,219,950 165,183,000
Non-controlled affiliates (Note 3f) ............................................ — 580,744
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) .................................... 113 362
Non-controlled affiliates (Note 3 f ) ............................................ — 11
Total investment income .................................................. 60,451,574 165,844,000
Expenses:
Management fees (Note 3 a ) .................................................. 3,989,820 13,755,476
Distribution fees: (Note 3c )
    Class A ............................................................... 559,903 1,695,481
    Class A1 .............................................................. 703,449 2,500,035
    Class C ............................................................... 236,838 1,036,687
    Class R ............................................................... 102,481 356,593
Transfer agent fees: (Note 3e )
    Class A ............................................................... 331,462 907,999
    Class A1 .............................................................. 694,070 2,199,696
    Class C ............................................................... 53,926 207,301
    Class R ............................................................... 30,334 94,158
    Class R6 .............................................................. 21,876 64,995
    Advisor Class ........................................................... 140,658 445,288
Custodian fees (Note 4 ) ..................................................... 7,200 24,736
Reports to shareholders fees ................................................. 107,221 372,663
Registration and filing fees ................................................... 64,039 211,054
Professional fees .......................................................... 32,891 119,033
Trustees' fees and expenses ................................................. 9,150 26,535
Other ................................................................... 31,347 110,762
Total expenses ........................................................ 7,116,665 24,128,492
Expense reductions (Note 4 ) .............................................. (419) (957)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............................. (118,883) (170,818)
Net expenses ........................................................ 6,997,363 23,956,717
Net investment income ............................................... 53,454,211 141,887,283
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ..................................................... (20,986,843) (11,003,499)
Non-controlled affiliates (Note 3f) ........................................... — 16,357,963
Net realized gain (loss) ................................................. (20,986,843) 5,354,464
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ..................................................... (230,659,084) (286,197,154)
Non-controlled affiliates (Note 3f) ........................................... — 4,326,887
Unfunded loan commitments ................................................ (111,227) —
Net change in unrealized appreciation (depreciation) ........................... (230,770,311) (281,870,267)
Net realized and unrealized gain (loss) ........................................... (251,757,154) (276,515,803)
Net increase (decrease) in net assets resulting from operations ......................... $(198,302,943) $(134,628,520)
a
For the period June 1, 2022 to September 30, 2022.

Franklin High Income Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin High Income Fund
Period Ended
September 30, 2022
a
Year Ended
May 31, 2022
Year Ended
May 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income .............................. $53,454,211 $141,887,283 $151,834,255
Net realized gain (loss) .............................. (20,986,843) 5,354,464 (4,550,442)
Net change in unrealized appreciation (depreciation) ........ (230,770,311) (281,870,267) 242,905,418
Net increase (decrease) in net assets resulting from
operations ................................... (198,302,943) (134,628,520) 390,189,231
Distributions to shareholders:
Class A .......................................... (13,261,109) (33,006,563) (22,611,705)
Class A1 ......................................... (27,993,501) (80,385,925) (93,298,370)
Class C .......................................... (1,931,850) (6,601,409) (10,812,834)
Class R .......................................... (1,119,263) (3,110,688) (3,617,545)
Class R6 ......................................... (1,976,651) (5,072,921) (5,680,745)
Advisor Class ..................................... (5,677,999) (16,855,191) (17,304,918)
Total distributions to shareholders ....................... (51,960,373) (145,032,697) (153,326,117)
Capital share transactions: (Note 2 )
Class A .......................................... 17,572,211 205,233,436 213,346,572
Class A1 ......................................... (38,912,059) (123,808,795) (148,405,240)
Class C .......................................... (10,462,896) (88,405,043) (51,619,398)
Class R .......................................... (529,081) (3,898,286) (8,997,749)
Class R6 ......................................... 1,097,161 19,909,942 14,361,843
Advisor Class ..................................... (68,500,066) 42,592,559 17,614,904
Total capital share transactions ......................... (99,734,730) 51,623,813 36,300,932
Net increase (decrease) in net assets ................ (349,998,046) (228,037,404) 273,164,046
Net assets:
Beginning of period .................................. 2,809,045,037 3,037,082,441 2,763,918,395
End of period ....................................... $2,459,046,991 $2,809,045,037 $3,037,082,441
a
For the period June 1, 2022 to September 30, 2022.

Franklin High Income Trust
Notes to Financial Statements
Franklin High Income Fund

franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Franklin High Income Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of one
fund, Franklin High Income Fund (Fund) and applies the
specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP). The
Fund offers six classes of shares: Class A, Class A1, Class
C, Class R, Class R6 and Advisor Class. Class C shares
automatically convert to Class A shares on a monthly basis
after they have been held for 8 years. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
As approved by the Trust’s Board of Trustees (the Board)
at a meeting held on December 9, 2021, the Fund’s fiscal
year was changed to September 30. As a result, the Fund
had a shortened fiscal year covering the transitional period between the Fund’s prior fiscal year end May 31, 2022 and
September 30, 2022.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund’s investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Board, the Board
has designated the Fund’s investment manager as the
valuation designee and has responsibility for oversight of
valuation. The investment manager is assisted by the Fund’s
administrator in performing this responsibility, including
leading the cross-functional Valuation Committee (VC). The
Fund may utilize independent pricing services, quotations
from securities and financial instrument dealers, and other
market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Over-the-counter (OTC) securities are valued within
the range of the most recent quoted bid and ask prices.
Securities that trade in multiple markets or on multiple
exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.

Franklin High Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin High Income Fund
(continued)
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time month end. At September 30, 2022, certain securities may
have been fair valued using these procedures, in which case
the securities were categorized as Level 2 inputs within the fair value hierarchy (referred to as “market level fair value”).
See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund, and/or a joint repurchase agreement
in the Statement of Assets and Liabilities. The Fund may
receive income from the investment of cash collateral, in
addition to lending fees and rebates paid by the borrower.
Income from securities loaned, net of fees paid to the
securities lending agent and/or third-party vendor, is reported separately in the Statement of Operations. The Fund
bears the market risk with respect to any cash collateral
investment, securities loaned, and the risk that the agent
may default on its obligations to the Fund. If the borrower
defaults on its obligation to return the securities loaned, the
Fund has the right to repurchase the securities in the open
market using the collateral received. The securities lending
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin High Income Trust
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Franklin High Income Fund
(continued)
agent has agreed to indemnify the Fund in the event of
default by a third party borrower. At September 30, 2022,
the Fund had no securities on loan.
d. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the London InterBank Offered Rate (LIBOR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
e. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of September 30, 2022, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and
losses are recorded as an adjustment to interest income.
Dividend income is recorded on the ex-dividend date
except for certain dividends from securities where the
dividend rate is not available. In such cases, the dividend
is recorded as soon as the information is received by the
Fund. Distributions to shareholders are recorded on the
ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
1. Organization and Significant Accounting Policies
(continued)
c. Securities Lending
(continued)

Franklin High Income Trust
Notes to Financial Statements

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Franklin High Income Fund
(continued)
Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At September 30, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Period Ended
September 30, 2022
a
Shares Amount
Class A Shares:
Shares sold
b
................................... 46,670,596 $76,460,014
Shares issued in reinvestment of distributions .......... 7,775,977 12,438,206
Shares redeemed ............................... (43,869,515) (71,326,009)
Net increase (decrease) .......................... 10,577,058 $17,572,211
Class A1 Shares:
Shares sold ................................... 7,608,875 $12,533,587
Shares issued in reinvestment of distributions .......... 15,218,988 24,649,562
Shares redeemed ............................... (46,472,390) (76,095,208)
Net increase (decrease) .......................... (23,644,527) $(38,912,059)
Class C Shares:
Shares sold ................................... 1,948,654 $3,240,404
Shares issued in reinvestment of distributions .......... 1,110,296 1,821,048
Shares redeemed
b
.............................. (9,293,865) (15,524,348)
Net increase (decrease) .......................... (6,234,915) $(10,462,896)
Class R Shares:
Shares sold ................................... 1,702,263 $2,874,342
Shares issued in reinvestment of distributions .......... 673,624 1,116,413
Shares redeemed ............................... (2,701,596) (4,519,836)
Net increase (decrease) .......................... (325,709) $(529,081)
Class R6 Shares:
Shares sold ................................... 4,488,274 $7,352,933
Shares issued in reinvestment of distributions .......... 1,207,499 1,943,563
Shares redeemed ............................... (5,040,205) (8,199,335)
Net increase (decrease) .......................... 655,568 $1,097,161
Advisor Class Shares:
Shares sold ................................... 13,929,184 $22,892,050
Shares issued in reinvestment of distributions .......... 3,272,102 5,293,260
Shares redeemed ............................... (58,534,993) (96,685,376)
Net increase (decrease) .......................... (41,333,707) $(68,500,066)
1. Organization and Significant Accounting Policies
(continued)
h. Guarantees and Indemnifications
(continued)

Franklin High Income Trust
Notes to Financial Statements

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Annual Report
Franklin High Income Fund
(continued)
Year Ended
May 31, 2022
Year Ended
May 31, 2021
Shares Amount Shares Amount
Class A Shares:
Shares sold
b
................................... 200,948,612 $370,941,307 201,122,114 $369,221,416
Shares issued in reinvestment of distributions .......... 17,092,553 30,970,243 11,507,607 21,062,321
Shares redeemed ............................... (107,938,951) (196,678,114) (96,268,762) (176,937,165)
Net increase (decrease) .......................... 110,102,214 $205,233,436 116,360,959 $213,346,572
Class A1 Shares:
Shares sold ................................... 39,484,317 $72,976,305 41,790,440 $77,074,890
Shares issued in reinvestment of distributions .......... 38,385,436 70,510,008 44,371,191 81,646,761
Shares redeemed ............................... (144,890,033) (267,295,108) (166,785,921) (307,126,891)
Net increase (decrease) .......................... (67,020,280) $(123,808,795) (80,624,290) $(148,405,240)
Class C Shares:
Shares sold ................................... 12,604,351 $23,778,635 14,831,857 $27,811,972
Shares issued in reinvestment of distributions .......... 3,304,666 6,182,808 5,404,840 10,082,816
Shares redeemed
b
.............................. (62,543,521) (118,366,486) (48,050,021) (89,514,186)
Net increase (decrease) .......................... (46,634,504) $(88,405,043) (27,813,324) $(51,619,398)
Class R Shares:
Shares sold ................................... 5,263,216 $9,879,452 7,662,759 $14,420,125
Shares issued in reinvestment of distributions .......... 1,652,660 3,103,115 1,919,393 3,606,273
Shares redeemed ............................... (8,965,664) (16,880,853) (14,439,068) (27,024,147)
Net increase (decrease) .......................... (2,049,788) $(3,898,286) (4,856,916) $(8,997,749)
Class R6 Shares:
Shares sold ................................... 20,707,734 $38,283,732 51,020,473 $93,337,827
Shares issued in reinvestment of distributions .......... 2,724,050 4,966,000 3,035,743 5,586,374
Shares redeemed ............................... (12,826,935) (23,339,790) (45,562,830) (84,562,358)
Net increase (decrease) .......................... 10,604,849 $19,909,942 8,493,386 $14,361,843
Advisor Class Shares:
Shares sold ................................... 118,594,870 $214,891,375 119,683,675 $220,733,309
Shares issued in reinvestment of distributions .......... 8,487,738 15,593,616 8,737,167 16,093,976
Shares redeemed ............................... (101,961,748) (187,892,432) (119,351,678) (219,212,381)
Net increase (decrease) .......................... 25,120,860 $42,592,559 9,069,164 $17,614,904
a
For the period June 1, 2022 to September 30, 2022.
b
May include a portion of Class C shares that were automatically converted to Class A.
2. Shares of Beneficial Interest
(continued)

Franklin High Income Trust
Notes to Financial Statements

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Franklin High Income Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the month-end net assets of the Fund as follows:
For the period ended September 30, 2022, the annualized gross effective investment management fee rate was 0.455% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A and Class A1 reimbursement distribution plans, the
Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. Under the Class A and Class A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s
Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% Over $20 billion, up to and including $35 billion
0.355% Over $35 billion, up to and including $50 billion
0.350% In excess of $50 billion

Franklin High Income Trust
Notes to Financial Statements

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Franklin High Income Fund
(continued)
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
Effective October 1, 2022, the fees are based on an annualized asset based fee of 0.016% plus a reduced transaction based fee. Prior to October 1, 2022, the fees were based on an annualized asset based fee of 0.02% plus a transaction based fee.
In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended September 30, 2022, the Fund paid transfer agent fees of $1,272,326, of which $562,610 was retained by Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended September 30, 2022, the Fund held investments in affiliated management investment companies as follows:
Class A .................................................................................... 0.25%
Class A1 ................................................................................... 0.15%
Class C .................................................................................... 0.65%
Class R .................................................................................... 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $22,971
CDSC retained .............................................................................. $26,768
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Franklin High Income Trust
Notes to Financial Statements

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Franklin High Income Fund
(continued)
g. Waiver and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until September 30, 2023.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended September 30, 2022, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At September 30, 2022, the capital loss carryforwards were as follows:
The tax character of distributions paid during the period ended September 30, 2022 and years ended May 31, 2022 and 2021, was as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin High Income Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 2.42% . $ 165,462,540 $ 182,261,258 $ (265,907,308) $ — $ — $ 81,816,490 81,816,490 $ 484,925
Total Affiliated Securities ... $165,462,540 $182,261,258 $(265,907,308) $— $— $81,816,490 $484,925
Franklin High
Income Fund
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $2,179,395
Long term ................................................................................ 731,237,289
Total capital loss carryforwards ............................................................... $733,416,684
September 30, 2022 May 31, 2022
Distributions paid from:
Ordinary income .......................................................... $51,960,373 $145,032,697
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin High Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin High Income Fund
(continued)
At September 30, 2022, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of defaulted securities and bond discounts and premiums.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended September 30, 2022, aggregated
$147,677,476 and $122,237,045, respectively.
7. Credit Risk and Defaulted Securities
At September 30, 2022, the Fund had 85.0% of its portfolio invested in high yield securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At September
30, 2022, the aggregate value of these securities represents 1.2% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of Investments.
8. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
May 31, 2021
Distributions paid from:
Ordinary income .......................................................... $153,326,117
Cost of investments .......................................................................... $2,977,837,771
Unrealized appreciation ........................................................................ $13,751,324
Unrealized depreciation ........................................................................ (572,144,077)
Net unrealized appreciation (depreciation) .......................................................... $(558,392,753)
Distributable earnings:
Undistributed ordinary income ................................................................... $3,891,122
5. Income Taxes
(continued)

Franklin High Income Trust
Notes to Financial Statements

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Annual Report
Franklin High Income Fund
(continued)
9. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
10. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At September 30, 2022, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
11. Unfunded Loan Commitments
The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and the Statement of Operations. Funded portions of credit agreements are presented in the Schedule of Investments.
At September 30, 2022, unfunded commitments were as follows:
12. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended September 30, 2022, the Fund did not use the Global Credit Facility.
Shares Issuer
Acquisition
Date Cost Value
Franklin High Income Fund
46,695,277 Nine Point Energy Holdings, Inc. ................ 7/15/14 - 3/24/17 $ 26,331,865 $ —
149,317 Riviera Resources, Inc. ....................... 8/08/18 1,366,251 —
Total Restricted Securities (Value is —% of Net Assets) .............. $27,698,116 $—
Borrower Unfunded Commitment
Franklin High Income Fund
athenahealth Group, Inc. $ 1,898,551
$ 1,898,551

Franklin High Income Trust
Notes to Financial Statements

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Annual Report
Franklin High Income Fund
(continued)
13. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of September 30, 2022, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin High Income Fund
Assets:
Investments in Securities:
Common Stocks :
Oil, Gas & Consumable Fuels ............. $ 760,001 $ 10,321,629 $ —
a
$ 11,081,630
Warrants :
Metals & Mining ....................... 546,307 — — 546,307
Oil, Gas & Consumable Fuels ............. 987,287 — —
a
987,287
Convertible Bonds ....................... — 60,777 — 60,777
Corporate Bonds :
Airlines .............................. — 34,235,807 — 34,235,807
Auto Components ...................... — 42,860,361 — 42,860,361
Automobiles .......................... — 17,450,250 — 17,450,250
Banks ............................... — 14,662,500 — 14,662,500
Beverages ........................... — 9,371,245 — 9,371,245
Biotechnology ......................... — 12,179,830 — 12,179,830
Building Products ...................... — 63,545,491 — 63,545,491
Capital Markets ........................ — 4,910,008 — 4,910,008
Chemicals ........................... — 90,006,144 — 90,006,144
Commercial Services & Supplies ........... — 45,037,147 — 45,037,147
Communications Equipment .............. — 10,512,008 — 10,512,008
Construction & Engineering ............... — 12,181,260 — 12,181,260
Consumer Finance ..................... — 33,814,891 — 33,814,891
Containers & Packaging ................. — 107,000,878 — 107,000,878
Diversified Consumer Services ............ — 12,973,389 — 12,973,389
Diversified Financial Services ............. — 41,587,725 — 41,587,725
Diversified Telecommunication Services ..... — 99,465,101 — 99,465,101
Electric Utilities ........................ — 25,041,277 — 25,041,277
Electrical Equipment .................... — 26,916,807 — 26,916,807
Electronic Equipment, Instruments &
Components ........................ — 7,508,820 — 7,508,820
Energy Equipment & Services ............. — 61,094,376 — 61,094,376
Entertainment ......................... — 40,575,378 — 40,575,378
Equity Real Estate Investment Trusts (REITs) . — 79,280,847 — 79,280,847
Food Products ........................ — 26,670,447 — 26,670,447
Health Care Equipment & Supplies ......... — 23,701,643 — 23,701,643
Health Care Providers & Services .......... — 112,967,448 — 112,967,448
Hotels, Restaurants & Leisure ............. — 166,487,469 6,900 166,494,369
Household Durables .................... — 32,619,601 — 32,619,601

Franklin High Income Trust
Notes to Financial Statements

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Annual Report
Franklin High Income Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
14. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January
2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
Level 1 Level 2 Level 3 Total
Franklin High Income Fund (continued)
Assets: (continued)
Investments in Securities:
Corporate Bonds:
Independent Power and Renewable Electricity
Producers .......................... $ — $ 87,414,606 $ — $ 87,414,606
Insurance ............................ — 7,920,985 — 7,920,985
Interactive Media & Services .............. — 5,989,930 — 5,989,930
Internet & Direct Marketing Retail .......... — 11,605,302 — 11,605,302
IT Services ........................... — 53,149,061 — 53,149,061
Life Sciences Tools & Services ............ — 1,999,536 — 1,999,536
Machinery ............................ — 15,584,684 — 15,584,684
Media ............................... — 129,461,036 — 129,461,036
Metals & Mining ....................... — 38,077,598 — 38,077,598
Mortgage Real Estate Investment Trusts
(REITs) ............................ — 15,634,710 — 15,634,710
Oil, Gas & Consumable Fuels ............. — 327,007,563 — 327,007,563
Paper & Forest Products ................. — 4,731,236 — 4,731,236
Personal Products ..................... — 4,779,113 — 4,779,113
Pharmaceuticals ....................... — 67,859,599 — 67,859,599
Real Estate Management & Development .... — 36,988,085 — 36,988,085
Road & Rail .......................... — 18,680,250 — 18,680,250
Software ............................. — 34,659,818 — 34,659,818
Specialty Retail ........................ — 48,749,500 — 48,749,500
Textiles, Apparel & Luxury Goods .......... — 5,029,160 — 5,029,160
Thrifts & Mortgage Finance ............... — 32,543,140 — 32,543,140
Trading Companies & Distributors .......... — 32,900,269 — 32,900,269
Wireless Telecommunication Services ....... — 21,932,261 — 21,932,261
Senior Floating Rate Interests ............... — 62,620,945 — 62,620,945
Escrows and Litigation Trusts ............... — 4,969,092 —
a
4,969,092
Short Term Investments ................... 81,816,490 — — 81,816,490
Total Investments in Securities ........... $84,110,085 $2,335,328,033 $6,900 $2,419,445,018
Liabilities:
Other Financial Instruments:
Unfunded Loan Commitments ............... $ — $ 192,703 $ — $ 192,703
Total Other Financial Instruments ......... $— $192,703 $— $192,703
a
Includes financial instruments determined to have no value at September 30, 2022.
13. Fair Value Measurements
(continued)

Franklin High Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin High Income Fund
(continued)
In June 2022, the FASB issued ASU No. 2022-03, Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity
Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15,
2023, with the option of early adoption. Management is currently evaluating the impact, if any, of applying this ASU.
15. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Currency
USD
United States Dollar
Selected Portfolio
CME
Chicago Mercantile Exchange
FRN
Floating Rate Note
LIBOR
London Inter-Bank Offered Rate
PIK
Payment-In-Kind
SOFR
Secured Overnight Financing Rate
14. New Accounting Pronouncements
(continued)

Franklin High Income Trust
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Franklin High Income Trust and Shareholders of Franklin High Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin High
Income Fund (the "Fund") as of September 30, 2022, the related statement of operations for the period June 1, 2022 through
September 30, 2022 and year ended May 31, 2022, the statement of changes in net assets for the period June 1, 2022 through September 30, 2022, and years ended May 31, 2022 and 2021 including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2022, the results of its operations for the period June 1, 2022 through September 30, 2022 and year ended May 31, 2022, the changes in its net assets for the period June 1, 2022 through September 30, 2022, and years ended May 31, 2022 and 2021 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United
States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2022 by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
November 15, 2022
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin High Income Trust
Tax Information (unaudited)
Franklin High Income Fund

franklintempleton.com
Annual Report
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its period.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the period ended September 30, 2022:
Pursuant to: Amount Reported
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $5,746,586
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $5,746,586
Qualified Net Interest Income (QII) §871(k)(1)(C) $40,760,784
Section 163(j) Interest Earned §163(j) $49,249,597

Franklin High Income Trust
Board Members and Officers

franklintempleton.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 2007 119 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 100 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 120 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Franklin High Income Trust

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since 2005
and Lead
Independent Trustee
since 2019
120 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 120 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of the Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing
Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 120 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Franklin High Income Trust

franklintempleton.com
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since 2021 100 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric
utility) (2018-present), Devon
Energy Corporation (exploration
and production of oil and gas)
(2021-present); and formerly ,
WPX Energy, Inc. (exploration and
production of oil and gas) (2018-
2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016), various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Trustee Since 2013 131 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
**Rupert H. Johnson, Jr.
(1940)
Chairman of
the Board and
Trustee
Chairman of the
Board since 2013
and Trustee since 1978
120 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Breda M. Beckerle (1958) Chief
Compliance
Officer
Since 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Mutual Advisers, LLC,
Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Independent Board Members
(continued)

Franklin High Income Trust

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Sonal Desai, Ph.D. (1963) President and
Chief Executive
Officer –
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Steven J. Gray (1955) Vice
President and
Co-Secretary
Vice President since
2009 and Co-Secretary
since 2019
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Distributors, LLC; and officer of certain funds in the
Franklin Templeton/Legg Mason fund complex.
Matthew T. Hinkle (1971) Chief Executive
Officer –
Finance and
Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and
formerly , Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Susan Kerr (1949) Vice President –
AML Compliance
Since 2021 Not Applicable Not Applicable
620 Eighth Avenue
New York, NY 10018
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Christopher Kings (1974) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since January 2022 Not Applicable Not Applicable
One Franklin Parkway
San Mateo,
CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Franklin High Income Trust

franklintempleton.com
Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007-2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s Audit
Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Lori A. Weber (1964) Vice
President and
Co-Secretary
Vice President
since 2011
and Co-Secretary
since 2019
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Franklin High Income Trust
Shareholder Information

franklintempleton.com
Annual Report
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust, on behalf of the Fund, files a complete schedule
of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of, the
Fund’s financial reports every six months. In addition, you
will receive as an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

1105 A 11/22
© 2022 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Franklin High Income Fund
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
 Principal Accountant Fees and Services.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $41,018 for the fiscal year ended September 30, 2022 and $61,208 for the fiscal year ended May 31, 2022.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $1,977 for the fiscal year ended September 30, 2022 and $1,342 for the fiscal year ended May 31, 2022. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process and professional fees in connection with SOC 1 Reports.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $23,276 for the fiscal year ended September 30, 2022 and $243,743 for the fiscal year ended May 31, 2022. The services for which these fees were paid included  professional fees in connection with determining the feasibility of a U.S. direct lending structure, professional services relating to the readiness assessment over Greenhouse Gas Emissions and Energy, fees in connection with a license for accounting and business knowledge platform Viewpoint, fees in connection with license for employee development tool ProEdge, and professional fees in connection with SOC 1 Reports.
(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $25,253 for the fiscal year ended September 30, 2022 and $245,085 for the fiscal year ended May 31, 2022.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) N/A

(j) N/A

Item 5. Audit Committee
of Listed Registrants.

N/A

Item 6.  Schedule of Investments.
N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.             N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                             N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.         N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
  Evaluation of Disclosure Controls and Procedures.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)   Changes in Internal Controls
.
There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                          N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN HIGH INCOME TRUST

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  November 30, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  November 30, 2022

By S\CHRISTOPHER KINGS______________________
      Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  November 30, 2022